CASH AND CASH EQUIVALENTS - Schedule of cash and cash equivalents denominated by currencies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 03, 2022	Dec. 31, 2021
Currencies [Line Items]
Cash and cash equivalents	$ 1,957,788	$ 1,714,761	$ 1,216,675	$ 1,100,000	$ 1,046,835
Argentine peso
Currencies [Line Items]
Cash and cash equivalents	4,228	3,438
Brazilian real
Currencies [Line Items]
Cash and cash equivalents	347,041	520,796
Chilean peso
Currencies [Line Items]
Cash and cash equivalents	17,943	47,933
Colombian peso
Currencies [Line Items]
Cash and cash equivalents	19,042	36,326
Euro
Currencies [Line Items]
Cash and cash equivalents	15,721	25,329
US Dollar
Currencies [Line Items]
Cash and cash equivalents	1,508,548	1,020,467
Pound Sterling
Currencies [Line Items]
Cash and cash equivalents	2,069	5,073
Mexican Peso
Currencies [Line Items]
Cash and cash equivalents	4,222	8,159
R.P. Chinese Yuan
Currencies [Line Items]
Cash and cash equivalents	21,585	20,801
Other currencies
Currencies [Line Items]
Cash and cash equivalents	$ 17,389	$ 26,439